Significant Accounting Policies - Schedule of Obligations Associated with Contingent Guarantee Liabilities After Adoption of ASC 326 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Provision for contingent liabilities of guarantee	¥ 1,468,265	$ 212,878	¥ 622,438	¥ 2,880,590
ASC 326
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	928,840		1,738,787
Provision for contingent liabilities of guarantee	1,468,265		622,438	2,880,590
Net cash payout	(1,514,998)		(1,432,385)	(3,355,931)
Ending balances	¥ 882,107		928,840	1,738,787
ASC 326 | Effect Due to the Adoption of ASC 326 (Note 2(g))
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances			¥ 2,214,128
Ending balances				¥ 2,214,128